UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund
The fund's portfolio
12/31/08 (Unaudited)

COMMON STOCKS (97.6%)(a)

	Shares	Value

Aerospace and defense (3.6%)
BAE Systems PLC (United Kingdom)	1,195,356	$6,608,565
Finmeccanica SpA (Italy)	510,148	7,854,871
		14,463,436

Airlines (0.2%)
Qantas Airways, Ltd. (Australia)	536,230	1,004,806
		1,004,806

Automotive (1.2%)
Honda Motor Co., Ltd. (Japan)	137,200	2,968,946
Volkswagen AG (Germany)	4,788	1,684,333
		4,653,279

Banking (2.7%)
Industrial & Commercial Bank of China (China)	5,233,000	2,781,280
Mitsubishi UFJ Financial Group, Inc. (Japan)	354,900	2,197,279
Mitsubishi UFJ Financial Group, Inc. 144A (Japan)	206,466	1,278,285
Standard Chartered PLC (United Kingdom)	268,444	3,480,890
Sumitomo Mitsui Financial Group, Inc. (Japan)	275	1,188,612
		10,926,346

Beverage (1.9%)
Britvic PLC (United Kingdom)	1,166,203	4,513,678
InBev NV 144A (Belgium)	141,142	3,286,056
		7,799,734

Chemicals (2.4%)
Givaudan SA (Switzerland)	2,294	1,794,722
Linde AG (Germany)	21,049	1,788,737
Syngenta AG (Switzerland)	32,056	6,167,637
		9,751,096

Commercial and consumer services (3.1%)
Compass Group PLC (United Kingdom)	354,973	1,786,823
De La Rue PLC (United Kingdom)	200,850	2,665,367
Nissha Printing Co., Ltd. (Japan)	72,200	2,866,077
SECOM Co., Ltd. (Japan)	96,600	4,964,780
		12,283,047

Communications equipment (3.5%)
Nokia OYJ (Finland)	497,373	7,743,193
Qualcomm, Inc.	172,147	6,168,027
		13,911,220

Computers (0.6%)
Fujitsu, Ltd. (Japan)	427,000	2,059,346
Ju Teng International Holdings, Ltd. (Hong Kong) (NON)	2,510,000	527,108
		2,586,454

Conglomerates (2.0%)
Vivendi SA (France)	246,506	8,059,438
		8,059,438

Consumer (0.9%)
LVMH Moet Hennessy Louis Vuitton SA (France)	51,771	3,492,934
		3,492,934

Consumer goods (1.8%)
KAO Corp. (Japan)	92,000	2,779,900
Reckitt Benckiser PLC (United Kingdom)	118,618	4,482,513
		7,262,413

Electric utilities (3.8%)
Electricite de France (France)	69,932	4,081,619
E.On AG (Germany)	215,498	8,750,805
Kyushu Electric Power Co., Inc. (Japan)	93,800	2,489,449
		15,321,873

Electronics (0.8%)
High Tech Computer Corp. (Taiwan)	326,000	3,294,768
		3,294,768

Energy (oil field) (0.2%)
Petroleum Geo-Services ASA (Norway) (NON)	221,800	911,545
		911,545

Energy (other) (1.5%)
First Solar, Inc. (NON)	26,800	3,697,328
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	410,059	2,501,360
		6,198,688

Engineering and construction (0.6%)
Vinci SA (France)	56,683	2,397,135
		2,397,135

Environmental (0.8%)
Kurita Water Industries, Ltd. (Japan)	126,700	3,405,717
		3,405,717

Financial (1.7%)
Sampo OYJ Class A (Finland)	185,987	3,488,531
Sony Financial Holdings, Inc. (Japan)	854	3,272,316
		6,760,847

Food (9.3%)
Groupe Danone (France)	43,846	2,657,462
Koninklijke Ahold NV (Netherlands)	386,783	4,773,765
Nestle SA (Switzerland)	589,683	23,081,533
Sodexho Alliance SA (France)	48,117	2,674,003
Toyo Suisan Kaisha, Ltd. (Japan)	153,000	4,387,971
		37,574,734

Health-care services (1.1%)
Suzuken Co., Ltd. (Japan)	150,800	4,533,828
		4,533,828

Insurance (4.3%)
Allianz SE (Germany)	8,563	922,317
AXA SA (France)	92,242	2,065,164
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	14,931	2,356,238
Prudential PLC (United Kingdom)	444,862	2,747,313
SCOR (France)	97,179	2,243,579
Tokio Marine Holdings, Inc. (Japan)	135,500	3,961,711
Zurich Financial Services AG (Switzerland)	13,209	2,847,684
		17,144,006

Machinery (1.2%)
Alstom (France)	61,921	3,672,001
THK Co., Ltd. (Japan)	93,300	978,241
		4,650,242

Manufacturing (1.4%)
Charter PLC (United Kingdom)	86,421	418,295
Glory, Ltd. (Japan)	266,000	5,191,164
		5,609,459

Medical technology (2.0%)
China Medical Technologies, Inc. ADR (China)	64,755	1,311,936
Terumo Corp. (Japan)	140,500	6,565,272
		7,877,208

Metals (6.0%)
ArcelorMittal (Luxembourg)	39,700	963,103
BHP Billiton PLC (United Kingdom)	414,760	7,924,994
BHP Billiton, Ltd. (Australia)	532,993	11,407,480
Vallourec SA (France)	15,628	1,784,939
Zhaojin Mining Industry Co., Ltd. (China)	2,600,500	2,027,343
		24,107,859

Natural gas utilities (4.2%)
Centrica PLC (United Kingdom)	1,494,375	5,824,894
Gaz de France SA (France)	145,218	7,222,485
Tokyo Gas Co., Ltd. (Japan)	771,000	3,898,422
		16,945,801

Oil and gas (4.9%)
BG Group PLC (United Kingdom)	488,643	6,881,642
China Petroleum & Chemical Corp. (China)	6,686,000	4,119,093
StatoilHydro ASA (Norway)	189,133	3,136,663
Total SA (France)	103,297	5,655,215
		19,792,613

Pharmaceuticals (12.7%)
Astellas Pharma, Inc. (Japan)	101,100	4,104,844
AstraZeneca PLC (London Exchange) (United Kingdom)	94,484	3,883,348
CSL, Ltd. 144A (Australia)	78,730	1,889,224
GlaxoSmithKline PLC (United Kingdom)	132,121	2,487,974
Hisamitsu Pharmaceutical Co., Inc. (Japan)	33,000	1,344,322
Novartis AG (Switzerland)	308,335	15,343,014
Roche Holding AG (Switzerland)	102,922	15,734,507
Sanofi-Aventis (France)	41,569	2,651,322
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	38,200	1,626,174
UCB SA (Belgium)	66,151	2,163,844
		51,228,573

Publishing (1.0%)
Reed Elsevier PLC (United Kingdom)	524,531	3,878,125
		3,878,125

Railroads (0.9%)
East Japan Railway Co. (Japan)	459	3,576,818
		3,576,818

Real estate (1.1%)
Link REIT (The) (Hong Kong) (R)	1,905,000	3,166,783
Mitsubishi Estate Co., Ltd. (Japan)	38,000	625,286
Unibail-Rodamco (France) (R)	5,454	815,744
		4,607,813

Retail (1.2%)
Lawson, Inc. (Japan)	69,600	4,005,141
Next PLC (United Kingdom)	53,784	854,143
		4,859,284

Semiconductor (0.8%)
ASML Holding NV (Netherlands)	119,513	2,141,698
Formfactor, Inc. (NON)	81,324	1,187,330
		3,329,028

Software (2.4%)
SAP AG (Germany)	174,421	6,277,408
UBISOFT Entertainment (France) (NON)	169,152	3,321,088
		9,598,496

Telecommunications (5.4%)
France Telecom SA (France)	68,947	1,936,646
KDDI Corp. (Japan)	871	6,189,943
Koninklijke (Royal) KPN NV (Netherlands)	393,958	5,736,773
Taiwan Mobile Co., Ltd. (Taiwan)	1,178,000	1,754,209
Telefonica SA (Spain)	262,332	5,905,044

				21,522,615

Telephone (0.7%)
Swisscom AG (Switzerland)			9,394	3,011,891
				3,011,891

Tobacco (2.6%)
BAT Industries PLC (United Kingdom)			252,628	6,658,402
Japan Tobacco, Inc. (Japan)			1,088	3,594,876
				10,253,278

Toys (1.1%)
Nintendo Co., Ltd. (Japan)			11,500	4,408,516
				4,408,516

Total common stocks (cost $453,639,856)				$392,994,963

WARRANTS (0.4%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)	12/23/09	$0.00	2,636,000	$1,792,744

Total warrants (cost $1,962,238)				$1,792,744

SHORT-TERM INVESTMENTS (4.6%)(a)
			Principal
			amount/shares	Value

Federated Prime Obligations Fund			14,805,013	$14,805,013
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.31% to 0.35%, May 15, 2009			$3,750,000	3,737,723

Total short-term investments (cost $18,550,356)				$18,542,736

TOTAL INVESTMENTS

Total investments (cost $474,152,450) (b)				$413,330,443

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $136,179,071) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,059,935	$20,642,479	1/21/09	$(582,544)
British Pound	24,369,189	24,583,121	1/21/09	(213,932)
Canadian Dollar	15,819,939	17,256,207	1/21/09	(1,436,268)
Euro	46,666,035	42,878,770	1/21/09	3,787,265
Japanese Yen	20,139,418	20,069,115	1/21/09	70,303
Norwegian Krone	2,573,368	2,518,740	1/21/09	54,628
Swedish Krona	8,483,820	8,230,639	1/21/09	253,181

Total				$1,932,633

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $104,952,073) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,856,795	$9,021,275	1/21/09	$164,480
British Pound	1,626,012	1,639,205	1/21/09	13,193
Canadian Dollar	18,172,377	20,441,893	1/21/09	2,269,516
Euro	53,373,042	49,174,913	1/21/09	(4,198,129)
Norwegian Krone	6,281,080	6,163,882	1/21/09	(117,198)
Swedish Krona	5,482,875	5,323,855	1/21/09	(159,020)
Swiss Franc	14,678,035	13,187,050	1/21/09	(1,490,985)

Total				$(3,518,143)

NOTES

(a) Percentages indicated are based on net assets of $402,590,842.

(b) The aggregate identified cost on a tax basis is $475,046,758, resulting in gross unrealized appreciation and depreciation of $27,648,351 and $89,364,666, respectively, or net unrealized depreciation of $61,716,315.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

At December 31, 2008, liquid assets totaling $1,585,509 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008 (as a percentage of Portfolio Value):

Japan	21.0%
Switzerland	16.4
United Kingdom	15.7
France	13.2
United States	7.2
Germany	5.3
Australia	3.5
China	3.5
Netherlands	3.1
Finland	2.7
Italy	1.9
Spain	1.4
Belgium	1.3
Taiwan	1.2
Norway	1.0
Hong Kong	0.9
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At December 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Other The fund is party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. As of December 31, 2008, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. Any decision by the counterparty to elect early termination could impact the fund's future derivative activity. At December 31, 2008, the fund had net unrealized gains(losses) on derivative contracts subject to the Master Agreements of $5,231,584 and $6,817,094, respectively. The fund intends to seek a waiver of, or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$31,297,168	$--

Level 2	382,033,275	(1,585,510)

Level 3	--	--

Total	$413,330,443	$(1,585,510)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009